FORWARD FUNDS

Supplement dated October 31, 2016

to the

Salient Adaptive Income Fund Investor Class and Institutional Class Prospectus (“No-Load Prospectus”)

and Salient Adaptive Income Fund Class A and Class C Prospectus (“Load Prospectus”)

each dated May 1, 2016, as supplemented

Effective December 1, 2016, the expense limitation agreement between Forward Management, LLC d/b/a Salient (“Salient Management”), the investment advisor, and the Salient Adaptive Income Fund (the “Fund”) is amended to reduce the limit on the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for Investor Class, Institutional Class, Class A and Class C shares from an annual rate (as a percentage of the Fund’s average daily net assets) of 0.89%, 0.39%, 0.64% and 1.39%, respectively, to an annual rate of 0.51%, 0.01%, 0.26% and 1.01%, respectively, of the Fund’s average daily net assets. Accordingly, effective December 1, 2016, the following changes shall be made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund in the No-Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Investor Class	Institutional Class
Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	N/A
Other Expenses(1)	0.85%	0.60%
Acquired Fund Fees and Expenses	1.20%	1.20%
Total Annual Fund Operating Expenses	2.40%	1.90%
Fee Waiver and/or Expense Reimbursement(2)	–0.69%	–0.69%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.71%	1.21%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2018 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.51% and 0.01%, respectively. These expense limitation arrangements may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$174	$123
3 Years	$682	$530
5 Years	$1,217	$962
10 Years	$2,680	$2,163

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The “Annual Fund Operating Expenses” table and the “Examples” tables for the Fund in the Load Prospectus shall be replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C
Management Fee	0.10%	0.10%
Distribution (12b-1) Fees	0.25%	0.75%
Other Expenses(1)	0.60%	0.85%
Acquired Fund Fees and Expenses	1.20%	1.20%
Total Annual Fund Operating Expenses	2.15%	2.90%
Fee Waiver and/or Expense Reimbursement(2)	–0.69%	–0.69%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.46%	2.21%

(1)	Other Expenses are based on estimated amounts for the current fiscal year.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2018 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) for the Fund’s Class A and Class C shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 0.26% and 1.01%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances. The Fund’s investment advisor is permitted to recoup expenses attributable to the Fund or a Class thereof that the investment advisor has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the expenses for a Class of shares fall below the annual rate in effect at the time of the actual waiver/reimbursement. Under the expense limitation agreement, the Fund is not obligated to reimburse such expenses beyond three years from the end of such year in which the investment advisor waived a fee or reimbursed an expense. Any such recoupment by the investment advisor will not cause a class to exceed the annual limitation rate in effect at the time of the actual waiver/reimbursement.

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C
1 Year	$518	$324
3 Years	$959	$833
5 Years	$1,425	$1,467
10 Years	$2,709	$3,170

You would pay the following expenses if you did not redeem your shares:

	Class A	Class C
1 Year	$518	$224
3 Years	$959	$833
5 Years	$1,425	$1,467
10 Years	$2,709	$3,170

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP ADP INC EXP 10312016

FORWARD FUNDS

Supplement dated October 31, 2016

to the

Salient Adaptive Income Fund Statement of Additional Information (the “SAI”)

dated May 1, 2016, as supplemented

This supplement amends the SAI dated May 1, 2016, as supplemented, to incorporate information about the expense limitation agreement for the Salient Adaptive Income Fund (the “Fund”). Accordingly, the following revisions are incorporated into the SAI effective as of December 1, 2016:

The following information regarding the expense limitation agreement with the Fund as contained in the table on pages 19 and 20 of the SAI under the heading/subheading “Investment Advisory and Other Services – Investment Management and Sub-Advisory Agreements” shall be replaced to read as follows:

Fund	Class	End Date	Expense Limit
Salient Adaptive Income Fund	Investor Class	April 30, 2018	0.51%
Salient Adaptive Income Fund	Institutional Class	April 30, 2018	0.01%
Salient Adaptive Income Fund	Class A	April 30, 2018	0.26%
Salient Adaptive Income Fund	Class C	April 30, 2018	1.01%

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP ADP INC EXP SAI 10312016